Income Taxes - Schedule of components of the provision for income taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current Federal, State and Local, Tax Expense (Benefit) [Abstract]
Federal	$ 0	$ 0
State	0	0
Foreign	20	53
Total current tax provision	20	53
Deferred tax provision
Federal	0	0
Foreign	0	0
Total deferred tax provision	0	0
Total provision for income taxes	$ 20	$ 53